Property and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, net
Total property and equipment			$ 23,009	$ 22,821
Accumulated depreciation and amortization			(18,950)	(17,910)
Property and equipment, net	3,564		4,059	4,911
Depreciation and amortization expense	681	1,086	1,293	3,134
Computer equipment and software
Property and equipment, net
Total property and equipment			919	728
Office equipment
Property and equipment, net
Total property and equipment			179	179
Laboratory equipment
Property and equipment, net
Total property and equipment			11,815	11,692
Leasehold improvements
Property and equipment, net
Total property and equipment			10,088	10,060
Construction in progress
Property and equipment, net
Total property and equipment			$ 8	$ 162